Share-Based Payments (Details) - Schedule of share options outstanding - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share Option Agreement [Member]
Share-Based Payments (Details) - Schedule of share options outstanding [Line Items]
Number of options	887,002	887,002
Two Thousand Twenty Employee Stock Ownership Plan [Member]
Share-Based Payments (Details) - Schedule of share options outstanding [Line Items]
Number of options	1,125,334	1,125,334
Number of restricted shares	101,666	101,666
Exercise Period One [Member] | Share Option Agreement [Member]
Share-Based Payments (Details) - Schedule of share options outstanding [Line Items]
Exercise period	July 12, 2021 – January 12, 2025
Number of options	295,667	295,667
Exercise price (in Dollars per share)	$ 8.46
Exercise Period One [Member] | Two Thousand Twenty Employee Stock Ownership Plan [Member]
Share-Based Payments (Details) - Schedule of share options outstanding [Line Items]
Exercise period	October 1, 2021 – October 30, 2030
Number of options	562,666	562,666
Exercise price (in Dollars per share)	$ 0.01
Number of restricted shares	50,832	50,832
Exercise Period Two [Member] | Share Option Agreement [Member]
Share-Based Payments (Details) - Schedule of share options outstanding [Line Items]
Exercise period	January 12, 2022 – January 12, 2025
Number of options	295,667	295,667
Exercise price (in Dollars per share)	$ 8.46
Exercise Period Two [Member] | Two Thousand Twenty Employee Stock Ownership Plan [Member]
Share-Based Payments (Details) - Schedule of share options outstanding [Line Items]
Exercise period	October 1, 2022 – October 30, 2030
Number of options	337,600	337,600
Exercise price (in Dollars per share)	$ 0.01
Number of restricted shares	30,500	30,500
Exercise Period Three [Member] | Share Option Agreement [Member]
Share-Based Payments (Details) - Schedule of share options outstanding [Line Items]
Exercise period	July 12, 2022 – January 12, 2025
Number of options	147,834	147,834
Exercise price (in Dollars per share)	$ 8.46
Exercise Period Three [Member] | Two Thousand Twenty Employee Stock Ownership Plan [Member]
Share-Based Payments (Details) - Schedule of share options outstanding [Line Items]
Exercise period	October 1, 2023 – October 30, 2030
Number of options	112,534	112,534
Exercise price (in Dollars per share)	$ 0.01
Number of restricted shares	10,167	10,167
Exercise Period Four [Member] | Share Option Agreement [Member]
Share-Based Payments (Details) - Schedule of share options outstanding [Line Items]
Exercise period	January 12, 2023 – January 12, 2025
Number of options	147,834	147,834
Exercise price (in Dollars per share)	$ 8.46
Exercise Period Four [Member] | Two Thousand Twenty Employee Stock Ownership Plan [Member]
Share-Based Payments (Details) - Schedule of share options outstanding [Line Items]
Exercise period	October 1, 2024 – October 30, 2030
Number of options	112,534	112,534
Exercise price (in Dollars per share)	$ 0.01
Number of restricted shares	10,167	10,167